united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 66.8%
	FEDERAL HOME LOAN MORTGAGE CORP. - 16.6% (a)
11,659	Freddie Mac Arm Pool 420178 (b)	COF 11 +1.25	5.7730	6/1/2020	11,687
22,243	Freddie Mac Arm Pool 420181 (b)	COF 11 +1.25	5.8890	8/1/2020	22,365
21,006	Freddie Mac Arm Pool 420198 (b)	COF 11 +1.25	5.9210	10/1/2020	21,149
28,147	Freddie Mac Arm Pool 420199 (b)	COF 11 +1.25	5.9540	11/1/2020	28,352
201,714	Freddie Mac Gold Pool G08448		5.0000	5/1/2041	218,331
718,403	Freddie Mac Gold Pool Q18571		3.5000	5/1/2043	754,206
984,929	Freddie Mac Gold Pool Q20545		3.5000	7/1/2043	1,033,851
190,665	Freddie Mac Gold Pool U92432		4.0000	2/1/2044	203,103
538,000	Freddie Mac Multifamily Structured Pass Through Cert K013 A2 (c,d)		3.9740	1/25/2021	549,061
247,589	Freddie Mac Multifamily Structured Pass Through Cert K725 A1 (c)		2.6660	5/25/2023	250,744
240,065	Freddie Mac Multifamily Structured Pass Through Cert KF06 A (b,c)	LIBOR01M +0.33	2.4190	11/25/2021	239,736
297,144	Freddie Mac Multifamily Structured Pass Through Cert KF14 A (b,c)	LIBOR01M +0.65	2.7390	1/25/2023	297,436
158,071	Freddie Mac Multifamily Structured Pass Through Cert KI01 A (b,c)	LIBOR01M +0.16	2.2490	9/25/2022	157,803
2,655,000	Freddie Mac Multifamily Structured Pass Through Cert KJ20 A2 (c)		3.7990	12/25/2025	2,891,128
1,890,000	Freddie Mac Multifamily Structured Pass Through Cert KJ21 A2 (c)		3.7000	9/25/2026	2,063,046
2,122,590	Freddie Mac Multifamily Structured Pass Through Cert Q008 A (b,c)	US001M +0.39	2.4790	10/25/2045	2,126,393
205,526	Freddie Mac Non Gold Pool 1B2025 (b)	US0012M +1.86	4.8460	6/1/2034	216,429
171,084	Freddie Mac Non Gold Pool 1B2721 (b)	US0012M +1.73	4.7410	1/1/2035	179,508
76,968	Freddie Mac Non Gold Pool 1H2695 (b)	H15T1Y +2.17	4.6720	4/1/2036	79,564
272,935	Freddie Mac Non Gold Pool 1J1382 (b)	US0012M +1.64	4.5150	11/1/2036	285,281
77,458	Freddie Mac Non Gold Pool 1J1540 (b)	US0012M +2.18	5.3050	3/1/2037	81,839
377,956	Freddie Mac Non Gold Pool 1K0068 (b)	H15T1Y +2.51	5.0540	11/1/2036	398,104
447,905	Freddie Mac Non Gold Pool 1L1358 (b)	H15T1Y +2.50	4.9920	5/1/2036	475,634
153,002	Freddie Mac Non Gold Pool 1Q0092 (b)	H15T1Y +2.25	4.9400	3/1/2036	161,696
193,408	Freddie Mac Non Gold Pool 1Q0160 (b)	US0012M +1.77	4.1130	9/1/2035	203,284
82,160	Freddie Mac Non Gold Pool 1Q0647 (b)	US0012M +1.80	4.6840	11/1/2038	86,799
96,918	Freddie Mac Non Gold Pool 1Q1097 (b)	US0012M +1.74	4.8560	4/1/2037	102,379
133,813	Freddie Mac Non Gold Pool 1Q1104 (b)	US0012M +1.72	4.6360	4/1/2037	140,741
51,495	Freddie Mac Non Gold Pool 1Q1131 (b)	US0006M +1.70	4.3980	6/1/2037	52,201
147,438	Freddie Mac Non Gold Pool 1Q1302 (b)	US0012M +1.63	4.4030	11/1/2038	153,684
1,329,367	Freddie Mac Non Gold Pool 1Q1380 (b)	US0012M +1.91	4.9920	3/1/2038	1,407,080
125,652	Freddie Mac Non Gold Pool 1Q1446 (b)	H15T1Y +1.87	4.3970	9/1/2038	130,943
18,606	Freddie Mac Non Gold Pool 407736 (b)	H15T1Y +2.13	4.8390	1/1/2023	18,889
1,304,150	Freddie Mac Non Gold Pool 780722 (b)	H15T1Y +2.22	4.4940	8/1/2033	1,376,864
185,211	Freddie Mac Non Gold Pool 783000 (b)	H15T1Y +2.28	4.8240	1/1/2035	195,028
241,365	Freddie Mac Non Gold Pool 783028 (b)	H15T1Y +2.25	5.0000	2/1/2035	254,718
13,525	Freddie Mac Non Gold Pool 845830 (b)	US0006M +1.83	4.4500	7/1/2024	13,870
389,626	Freddie Mac Non Gold Pool 847103 (b)	H15T1Y +2.30	4.8500	1/1/2033	409,534
39,631	Freddie Mac Non Gold Pool 848565 (b)	US0012M +1.72	4.4260	12/1/2037	40,136
86,169	Freddie Mac Non Gold Pool 848568 (b)	H15T1Y +2.21	4.6770	9/1/2038	91,072
240,705	Freddie Mac Non Gold Pool 848575 (b)	H15T1Y +2.28	4.8540	2/1/2036	254,265
213,378	Freddie Mac Non Gold Pool 848685 (b)	H15T1Y +2.29	4.7900	2/1/2036	225,378
751,019	Freddie Mac Non Gold Pool 848690 (b)	H15T1Y +2.25	4.6950	3/1/2037	793,768
2,000,436	Freddie Mac Non Gold Pool 848949 (b)	H15T1Y +2.25	4.4780	9/1/2038	2,110,613
740,734	Freddie Mac Non Gold Pool 849046 (b)	US0012M +1.90	4.7710	9/1/2041	778,024
146,085	Freddie Mac Non Gold Pool 972132 (b)	H15T1Y +2.23	4.7030	11/1/2033	153,828
48,379	Freddie Mac Non Gold Pool 972257 (b)	US0012M +1.79	4.6600	5/1/2037	49,854
130,642	Freddie Mac REMICS 1628 LZ (c)		6.5000	12/15/2023	137,784
103,498	Freddie Mac REMICS 2102 PE (c)		6.5000	12/15/2028	116,110
67,069	Freddie Mac REMICS 2131 ZB (c)		6.0000	3/15/2029	71,906
29,558	Freddie Mac REMICS 2412 OF (b,c)	LIBOR01M +0.95	2.9775	12/15/2031	29,986
52,773	Freddie Mac REMICS 2448 FV (b,c)	LIBOR01M +1.00	3.0275	3/15/2032	52,292
15,300	Freddie Mac REMICS 2450 FW (b,c)	LIBOR01M +0.50	2.5275	3/15/2032	15,033
171,220	Freddie Mac REMICS 2526 FC (b,c)	LIBOR01M +0.40	2.4275	11/15/2032	170,903
18,883	Freddie Mac REMICS 2557 WF (b,c)	LIBOR01M +0.40	2.4275	1/15/2033	18,181
84,896	Freddie Mac REMICS 2581 FD (b,c)	LIBOR01M +0.75	2.7775	12/15/2032	85,514
46,681	Freddie Mac REMICS 2768 PW (c)		4.2500	3/15/2034	50,042
30,012	Freddie Mac REMICS 2881 AG (c)		4.5000	8/15/2034	30,038
586,155	Freddie Mac REMICS 2903 Z (c)		5.0000	12/15/2024	616,140
731	Freddie Mac REMICS 2930 KT (c)		4.5000	2/15/2020	724
4,671	Freddie Mac REMICS 2931 DE (c)		4.0000	2/15/2020	4,630
TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 66.8% (continued)
	FEDERAL HOME LOAN MORTGAGE CORP. - 16.6% (a)(continued)
422,212	Freddie Mac REMICS 2978 JG (c)		5.5000	5/15/2035	459,295
3,142	Freddie Mac REMICS 3016 FL (b,c)	LIBOR01M +0.39	2.4175	8/15/2035	3,107
636,410	Freddie Mac REMICS 3036 NE (c)		5.0000	9/15/2035	709,811
71,679	Freddie Mac REMICS 3104 DH (c)		5.0000	1/15/2026	75,463
468,587	Freddie Mac REMICS 3412 AY (c)		5.5000	2/15/2038	513,971
238,614	Freddie Mac REMICS 3561 W (c)		2.8092	6/15/2048	238,228
418,162	Freddie Mac REMICS 3620 AT (c,d)		3.9857	12/15/2036	441,638
125,963	Freddie Mac REMICS 3862 GA (c)		4.0000	4/15/2041	134,708
					25,764,902
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.0% (a)
566,166	Fannie Mae Aces 2015-M17 FA (b,c)	LIBOR01M +0.93	3.2279	11/25/2022	567,115
2,000,000	Fannie Mae Aces 2017-M3 A2 (c,d)		2.5659	12/25/2026	2,043,644
2,970,000	Fannie Mae Aces 2017-M14 A2 (c,d)		2.9720	11/25/2027	3,119,444
24,559	Fannie Mae Pool 202436 (b)	H15T3Y +2.23	3.5630	2/1/2023	25,048
6,726	Fannie Mae Pool 303212 (b)	US0006M +2.09	4.4200	2/1/2025	6,792
246,601	Fannie Mae Pool 555375		6.0000	4/1/2033	283,945
73,065	Fannie Mae Pool 583934 (b)	H15T1Y +2.27	4.7700	5/1/2031	73,246
99,719	Fannie Mae Pool 619105 (b)	H15T1Y +2.13	4.6250	5/1/2032	100,932
25,035	Fannie Mae Pool 642012 (b)	H15T1Y +2.27	4.7650	5/1/2032	25,624
48,967	Fannie Mae Pool 684842 (b)	H15T1Y +2.43	4.9770	1/1/2030	49,241
259,888	Fannie Mae Pool 699985 (b)	H15T1Y +2.19	4.7250	4/1/2033	269,581
177,786	Fannie Mae Pool 721424 (b)	H15T1Y +2.29	4.6810	6/1/2033	187,033
27,718	Fannie Mae Pool 725052 (b)	H15T1Y +2.16	4.6610	7/1/2033	28,409
14,725	Fannie Mae Pool 725320 (b)	H15T1Y +2.25	4.7430	8/1/2039	15,689
140,094	Fannie Mae Pool 725392 (b)	H15T1Y +2.24	4.8330	4/1/2034	147,400
20,549	Fannie Mae Pool 732087 (b)	H15T1Y +2.43	4.8150	8/1/2033	21,571
118,756	Fannie Mae Pool 735667		5.0000	7/1/2035	131,149
78,116	Fannie Mae Pool 748848 (b)	H15T1Y +2.27	4.6480	6/1/2037	82,984
156,779	Fannie Mae Pool 751930 (b)	US0012M +1.75	4.6250	10/1/2033	164,683
96,581	Fannie Mae Pool 762519		5.5000	11/1/2023	100,049
74,675	Fannie Mae Pool 766907 (b)	US0012M +1.80	4.9250	3/1/2034	78,637
62,079	Fannie Mae Pool 783245 (b)	12MTA +1.20	3.6830	4/1/2034	61,109
46,375	Fannie Mae Pool 803338 (b)	12MTA +1.20	3.6830	9/1/2044	47,412
413,379	Fannie Mae Pool 805753 (b)	H15T1Y +2.31	4.9380	1/1/2035	440,243
388,940	Fannie Mae Pool 813637 (b)	H15T1Y +2.19	4.8480	1/1/2036	409,896
142,261	Fannie Mae Pool 813844 (b)	US0006M +1.53	4.1060	1/1/2035	147,257
62,772	Fannie Mae Pool 823235 (b)	US0012M +2.47	5.3480	6/1/2035	67,316
308,994	Fannie Mae Pool 829608 (b)	H15T1Y +2.22	4.3510	8/1/2035	326,722
112,149	Fannie Mae Pool 832249 (b)	US0012M +1.56	4.2040	8/1/2035	117,641
97,975	Fannie Mae Pool 838444 (b)	H15T1Y +2.22	4.3090	8/1/2035	103,929
192,184	Fannie Mae Pool 838948 (b)	US0006M +1.51	4.0840	8/1/2035	198,933
17,711	Fannie Mae Pool 844532 (b)	12MTA +1.77	4.2460	11/1/2035	18,495
64,648	Fannie Mae Pool 846695 (b)	US0006M +2.55	5.2690	11/1/2035	67,616
289,991	Fannie Mae Pool 846749 (b)	US0006M +2.34	4.9070	1/1/2036	303,442
39,611	Fannie Mae Pool 863729 (b)	H15T1Y +2.27	4.8930	1/1/2036	41,288
38,363	Fannie Mae Pool 879683 (b)	H15T1Y +2.15	4.3520	9/1/2036	40,418
39,044	Fannie Mae Pool 880366 (b)	US0006M +1.43	4.0140	2/1/2036	40,318
234,305	Fannie Mae Pool 880373 (b)	US0012M +1.56	4.5070	2/1/2036	244,914
80,257	Fannie Mae Pool 886376 (b)	12MTA +2.39	4.8290	8/1/2036	85,906
364,912	Fannie Mae Pool 888310 (b)	US0012M +1.61	4.6070	4/1/2037	383,375
116,245	Fannie Mae Pool 888628 (b)	US0012M +1.79	4.7550	7/1/2037	123,024
461,508	Fannie Mae Pool 889819 (b)	US0012M +1.56	4.4240	4/1/2037	483,026
352,221	Fannie Mae Pool 889822 (b)	US0012M +1.60	4.4010	7/1/2035	368,004
433,197	Fannie Mae Pool 894110 (b)	12MTA +2.30	4.7610	10/1/2036	443,266
16,691	Fannie Mae Pool 89417 (b)	H15BDI6M +1.75	4.5000	7/1/2029	17,090
105,284	Fannie Mae Pool 894530 (b)	H15T1Y +2.48	5.0660	5/1/2035	112,065
9,956	Fannie Mae Pool 899633		5.5000	7/1/2037	10,982
232,863	Fannie Mae Pool 900197 (b)	US0012M +2.08	4.8420	10/1/2036	247,626
27,149	Fannie Mae Pool 906281 (b)	US0012M +1.81	4.8210	1/1/2037	28,661
979,779	Fannie Mae Pool 910289 (b)	US0012M +1.80	4.8230	3/1/2037	1,036,729
249,137	Fannie Mae Pool 920847 (b)	H15T1Y +2.50	5.0310	8/1/2036	265,562
199,154	Fannie Mae Pool 964244 (b)	US0012M +1.62	4.3820	7/1/2038	208,688
175,925	Fannie Mae Pool 964760 (b)	US0012M +1.66	4.3470	8/1/2038	182,619

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 66.8% (continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION - 29.0% (a)(continued)
138,549	Fannie Mae Pool 995008 (b)	12MTA +2.29	4.7750	10/1/2036	147,727
33,084	Fannie Mae Pool 995134 (b)	H15T1Y +2.16	4.6740	6/1/2036	34,915
77,458	Fannie Mae Pool 995269 (b)	US0006M +1.54	4.1070	7/1/2035	80,159
35,251	Fannie Mae Pool 995552 (b)	H15T1Y +2.16	4.6490	5/1/2035	37,256
31,760	Fannie Mae Pool 995949 (b)	12MTA +2.30	4.7720	9/1/2036	33,312
838,411	Fannie Mae Pool AB5519		3.5000	7/1/2042	878,796
272,002	Fannie Mae Pool AB5688		3.5000	7/1/2037	285,117
1,087,812	Fannie Mae Pool AB7016		4.0000	11/1/2042	1,158,122
503,816	Fannie Mae Pool AB9096		4.0000	4/1/2043	536,384
57,911	Fannie Mae Pool AC2472		5.0000	6/1/2040	62,933
40,880	Fannie Mae Pool AC8301 (b)	US0012M +1.81	4.8100	12/1/2039	43,123
615,840	Fannie Mae Pool AD0541 (b)	H15T1Y +2.18	4.4580	11/1/2033	649,398
304,814	Fannie Mae Pool AD0959 (b)	US0006M +2.28	4.9100	7/1/2037	324,085
190,887	Fannie Mae Pool AE0354 (b)	US0012M +1.72	4.6900	9/1/2037	201,585
130,569	Fannie Mae Pool AE0870 (b)	US0012M +1.68	4.5010	11/1/2036	137,246
150,465	Fannie Mae Pool AI4385 (b)	US0012M +1.80	4.8000	12/1/2041	158,000
688,101	Fannie Mae Pool AJ0875 (b)	US0012M +1.80	4.6610	10/1/2041	716,622
215,106	Fannie Mae Pool AL0332 (b)	H15T1Y +2.14	4.7300	9/1/2034	226,742
206,112	Fannie Mae Pool AL0361 (b)	H15T1Y +2.22	4.5980	7/1/2035	216,037
32,743	Fannie Mae Pool AL0883 (b)	US0012M +1.19	4.0130	1/1/2038	32,904
92,796	Fannie Mae Pool AL0920		5.0000	7/1/2037	102,478
1,076,764	Fannie Mae Pool AL1270 (b)	H15T1Y +2.19	4.5620	10/1/2034	1,137,231
111,204	Fannie Mae Pool AL1271 (b)	H15T1Y +2.29	4.5560	10/1/2033	116,450
508,704	Fannie Mae Pool AL1288 (b)	US0012M +1.60	3.9520	9/1/2037	533,343
1,546,255	Fannie Mae Pool AL1890 (b)	US0012M +1.88	4.9350	3/1/2037	1,639,169
87,679	Fannie Mae Pool AL2559 (b)	US0012M +1.80	4.5290	7/1/2041	91,863
1,261,737	Fannie Mae Pool AO4163		3.5000	6/1/2042	1,322,516
5,587,031	Fannie Mae Pool AO8169		3.5000	9/1/2042	5,856,150
1,605,572	Fannie Mae Pool AQ6238		3.5000	12/1/2042	1,682,845
812,645	Fannie Mae Pool AQ9715		3.0000	1/1/2043	837,189
2,040,000	Fannie Mae Pool BL0481		3.5800	1/1/2026	2,215,154
4,580,457	Fannie Mae Pool BM1078 (b)	H15T1Y +2.18	4.6340	12/1/2040	4,825,840
1,080,519	Fannie Mae Pool MA1404		3.5000	4/1/2043	1,132,572
3,351	Fannie Mae REMICS 1999-57 FC (b,c)	LIBOR01M +0.25	2.2748	11/17/2029	3,325
452,785	Fannie Mae REMICS 2000-45 FD (b,c)	LIBOR01M +0.55	2.5909	12/18/2030	453,147
310,568	Fannie Mae REMICS 2000-45 FG (b,c)	LIBOR01M +0.55	2.5909	12/18/2030	310,817
66,364	Fannie Mae REMICS 2002-16 VF (b,c)	LIBOR01M +0.55	2.5684	4/25/2032	64,859
120,265	Fannie Mae REMICS 2002-30 FB (b,c)	LIBOR01M +1.00	3.0184	8/25/2031	122,272
27,395	Fannie Mae REMICS 2002-71 AP (c)		5.0000	11/25/2032	29,107
5,363	Fannie Mae REMICS 2003-35 FG (b,c)	LIBOR01M +0.30	2.3184	5/25/2033	5,307
27,486	Fannie Mae REMICS 2003-41 JW (c)		5.0000	5/25/2023	27,614
153,772	Fannie Mae REMICS 2003-134 FC (b,c)	LIBOR01M +0.60	2.6184	12/25/2032	154,704
52,890	Fannie Mae REMICS 2005-29 WQ (c)		5.5000	4/25/2035	59,482
225,127	Fannie Mae REMICS 2005-100 BQ (c)		5.5000	11/25/2025	233,065
158,430	Fannie Mae REMICS 2008-86 LA (c,d)		3.4617	8/25/2038	164,420
171,192	Fannie Mae REMICS 2009-50 PT (c,d)		6.0729	5/25/2037	194,533
769,425	Fannie Mae REMICS 2010-60 HB (c)		5.0000	6/25/2040	855,829
221,127	Fannie Mae REMICS 2011-39 ZA (c)		6.0000	11/25/2032	253,079
485,407	Fannie Mae REMICS 2013-63 YF (b,c)	LIBOR01M +1.00	3.0184	6/25/2043	484,542
3,473	Fannie Mae REMICS G92-25 FA (b,c)	LIBOR01M +0.90	2.9184	5/25/2022	3,452
					45,068,605
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 21.2%
82,143	Ginnie Mae II Pool 710063 (d)		4.6500	1/20/2061	83,351
20,426	Ginnie Mae II Pool 710065 (d)		4.8100	2/20/2061	21,676
17,608	Ginnie Mae II Pool 710084 (d)		4.7000	8/20/2061	18,102
4,919	Ginnie Mae II Pool 751387 (d)		4.7420	1/20/2061	4,997
254,476	Ginnie Mae II Pool 751408 (d)		4.8170	6/20/2061	264,755
13,816	Ginnie Mae II Pool 756713 (d)		4.6320	3/20/2062	13,839
20,719	Ginnie Mae II Pool 757339 (d)		4.8620	2/20/2062	20,970
29,377	Ginnie Mae II Pool 757348 (d)		4.8490	6/20/2062	29,826
TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
Principal Amount ($)		Variable Rate (%)	Coupon Rate (%)	Maturity	Value ($)
	U.S. GOVERNMENT AGENCIES - 66.8% (continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 21.2%
50,000	Ginnie Mae II Pool 759745 (d)		4.8150	5/20/2062	50,907
852,194	Ginnie Mae II Pool 765229 (d)		4.5530	11/20/2062	858,213
715,650	Ginnie Mae II Pool 766540 (d)		4.5830	7/20/2062	718,451
922,017	Ginnie Mae II Pool 766542 (d)		4.5900	11/20/2062	928,620
65,009	Ginnie Mae II Pool 766556 (d)		4.7550	8/20/2062	65,693
174,650	Ginnie Mae II Pool 773431 (d)		4.5310	12/20/2061	177,317
103,548	Ginnie Mae II Pool 773437 (d)		4.4850	2/20/2062	103,902
808,806	Ginnie Mae II Pool 777428 (d)		4.2850	2/20/2063	818,712
694,445	Ginnie Mae II Pool 777432 (d)		4.5990	10/20/2062	698,403
875,851	Ginnie Mae II Pool 777440 (d)		4.5060	12/20/2062	891,945
342,913	Ginnie Mae II Pool 891616 (b)	H15T1Y +1.40	3.3300	6/20/2058	349,779
79,287	Ginnie Mae II Pool 894704 (b)	H15T1Y +0.87	2.7940	10/20/2061	80,492
2,003,005	Ginnie Mae II Pool 896363 (b)	H15T1Y +0.74	2.6720	7/20/2062	2,025,168
579,814	Ginnie Mae II Pool 896982 (b)	H15T1Y +1.14	3.0700	12/20/2061	588,367
855,565	Ginnie Mae II Pool 897906 (b)	H15T1Y +0.84	2.7650	6/20/2062	867,325
184,757	Ginnie Mae II Pool 898416 (b)	US0001M +2.00	4.4030	2/20/2063	192,354
1,061,395	Ginnie Mae II Pool 898433 (b)	US0001M +2.18	4.5740	1/20/2063	1,106,923
875,306	Ginnie Mae II Pool 898436 (b)	US0001M +2.18	4.5770	2/20/2063	910,625
542,704	Ginnie Mae II Pool 899072 (b)	US0001M +2.09	4.4820	10/20/2062	564,236
2,031,017	Ginnie Mae II Pool 899633 (b)	US0001M +2.10	4.4970	1/20/2063	2,122,233
1,324,127	Ginnie Mae II Pool 899650 (b)	US0001M +1.89	4.2870	2/20/2063	1,379,888
887,433	Ginnie Mae II Pool 899651 (b)	US0001M +2.36	4.7600	2/20/2063	926,825
1,919,465	Ginnie Mae II Pool 899765 (b)	US0001M +2.06	4.4580	2/20/2063	2,005,954
86,292	Ginnie Mae II Pool AE9606 (b)	H15T1Y +1.14	3.0700	8/20/2064	87,779
51,042	Ginnie Mae II Pool AF5211 (b)	H15T1Y +1.49	3.4160	11/20/2063	51,836
53,392	Ginnie Mae II Pool AG8190 (b)	H15T1Y +1.14	3.0670	9/20/2064	54,278
80,336	Ginnie Mae II Pool AG8209 (b)	H15T1Y +0.87	2.8020	10/20/2064	81,550
65,377	Ginnie Mae II Pool AG8275 (b)	H15T1Y +1.14	3.0670	3/20/2065	66,520
86,262	Ginnie Mae II Pool AK0197 (b)	H15T1Y +0.70	2.6320	9/20/2064	87,258
67,180	Government National Mortgage Association 2003-72 Z (c,d)		5.2879	11/16/2045	72,102
53,300	Government National Mortgage Association 2003-88 Z (c,d)		4.4976	3/16/2046	56,060
40,536	Government National Mortgage Association 2011-H23 HA (c)		3.0000	12/20/2061	40,721
357,882	Government National Mortgage Association 2012-124 HT (c,d)		7.2897	7/20/2032	357,020
105,096	Government National Mortgage Association 2012-H21 CF (b,c)	US0001M +0.70	2.9285	5/20/2061	104,963
228,778	Government National Mortgage Association 2012-H29 HF (b,c)	US0001M +0.50	2.7285	10/20/2062	227,368
97,885	Government National Mortgage Association 2013-H02 GF (b,c)	US0001M +0.50	2.7285	12/20/2062	97,417
1,735,423	Government National Mortgage Association 2013-H22 FT (b,c)	H15T1Y +0.65	2.5900	4/20/2063	1,740,446
4,098,215	Government National Mortgage Association 2014-H12 HZ (c,d)		4.6006	6/20/2064	4,446,954
1,020,712	Government National Mortgage Association 2014-H14 FA (b,c)	US0001M +0.50	2.8795	7/20/2064	1,021,631
713,695	Government National Mortgage Association 2014-H15 FA (b,c)	US0001M +0.50	2.7285	7/20/2064	714,395
35,992	Government National Mortgage Association 2015-H05 FA (b,c)	US0001M +0.30	2.5285	4/20/2061	35,719
100,602	Government National Mortgage Association 2015-H09 HA (c)		1.7500	3/20/2065	100,087
75,132	Government National Mortgage Association 2015-H11 FA (b,c)	US0001M +0.25	2.4785	4/20/2065	74,689
268,562	Government National Mortgage Association 2015-H13 FL (b,c)	US0001M +0.28	2.5085	5/20/2063	268,275
300,683	Government National Mortgage Association 2015-H19 FH (b,c)	US0001M +0.30	2.5285	7/20/2065	300,345
1,448,307	Government National Mortgage Association 2016-H10 FJ (b,c)	US0001M +0.60	2.8285	4/20/2066	1,450,222
1,046,930	Government National Mortgage Association 2016-H19 FJ (b,c)	US0001M +0.40	2.6285	9/20/2063	1,046,758
1,575,775	Government National Mortgage Association 2018-H11 FJ (b,c)	US0012M +0.80	2.5903	6/20/2068	1,554,480
					33,028,721

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $103,235,086)				103,862,228

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)
Principal Amount ($)			Discount Rate (%)	Maturity	Value ($)
	SHORT TERM INVESTMENTS - 32.9%
	U.S GOVERNMENT & AGENCY DISCOUNT NOTES - 11.2%
7,705,000	Federal Home Loan		1.2002	10/4/2019	7,703,973
9,645,000	Federal Home Loan		1.3718	10/7/2019	9,642,428
					17,346,401
	U.S. TREASURY BILLS - 21.7%
680,000	United States Treasury Bill		1.8154	10/3/2019	679,938
3,015,000	United States Treasury Bill		1.9727	10/8/2019	3,013,845
2,800,000	United States Treasury Bill		2.4013	10/31/2019	2,795,899
11,340,000	United States Treasury Bill		1.8489	11/21/2019	11,311,260
7,150,000	United States Treasury Bill		1.8870	12/19/2019	7,123,009
4,420,000	United States Treasury Bill		1.8380	2/27/2020	4,387,391
4,500,000	United States Treasury Bill		1.8539	3/5/2020	4,465,339
					33,776,681

	TOTAL SHORT TERM INVESTMENTS (Cost - $51,116,369)				51,123,082

	TOTAL INVESTMENTS - 99.7% (Cost - $154,351,455)				$154,985,310
	ASSETS LESS OTHER LIABILITIES - 0.3%				490,222
	TOTAL NET ASSETS - 100.0%				$155,475,532

	12MTA - 12 Month Treasury Average
	COF 11 - Cost of Funds Index
	H15BDI6M - US Treasury Bill 6 Month Auction High Discount Rate
	H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
	H15T3Y - US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
	LIBOR01M - London Interbank Offered Rate 1 Month
	US0001M - 1 month US Dollar USD LIBOR interest rate
	US0006M - 6 month US Dollar USD LIBOR interest rate
	US0012M - 12 month US Dollar USD LIBOR interest rate
(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on September 30, 2019.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019 (Unaudited) (Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2019, for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Agencies	$-	$103,862,228	$-	$103,862,228
Short-Term Investments	-	51,123,082	-	51,123,082
Total	$-	$154,985,310	$-	$154,985,310
The Fund did not hold any Level 3 securities during the period.
AGGREGATE UNREALIZED APPRECIATION AND DEPRECAITON – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$154,351,455	$1,750,726	$(1,116,871)	$633,855

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/19/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 11/19/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer

Date 11/19/2019